Summary of Significant Accounting Policies - Liability Measured At Fair Value on Recurring Basis by Level within Fair Value Hierarchy (Detail) - USD ($)		May. 31, 2015		Feb. 06, 2015	Sep. 26, 2014
Liability:
Derivative liability		$ 2,008,907	[1],[2]	$ 403,266	$ 767,038
Total liability	[1],[2]	2,008,907
Level 3
Liability:
Derivative liability	[1],[2]	2,008,907
Total liability	[1],[2]	$ 2,008,907

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of May 31, 2015 and 2014.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of November 30, 2015 and May 31, 2015.